Equity	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Equity

Total capital and its components for the six-month periods ended June 30, 2013 and 2012 were as follows (dollars in thousands, except per unit data):

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2012	$30,993	$706,296	$(26,881)	$14,811	$725,219
Net income	2,757	64,549		319	67,625
Other comprehensive income - derivative instruments (cash flow hedges)			20,381		20,381
Issuance of units		24,969			24,969
Units repurchased and retired		(673)			(673)
General partner units issued in exchange for limited partner units	(443)	443			—
Redeemable units fair market value adjustment		(431)			(431)
Adjustment for noncontrolling interest ownership in subsidiaries	772	(778)		6	—
Amortization of unearned compensation		1,171			1,171
Distributions ($1.3900 per unit)	(2,374)	(55,801)			(58,175)
CAPITAL BALANCE JUNE 30, 2013	$31,705	$739,745	$(6,500)	$15,136	$780,086

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2011	$28,729	$538,623	$(38,579)	$13,362	$542,135
Net income	2,407	48,215		283	50,905
Other comprehensive income - derivative instruments (cash flow hedges)			5,202		5,202
Issuance of units		120,150			120,150
Units repurchased and retired		(17,177)			(17,177)
General partner units issued in exchange for limited partner units	(2,516)	2,516			—
Redeemable units fair market value adjustment		(375)			(375)
Adjustment for noncontrolling interest ownership in subsidiaries	3,595	(3,590)		(5)	—
Amortization of unearned compensation		1,231			1,231
Distributions ($1.3200 per unit)	(2,458)	(50,818)			(53,276)
CAPITAL BALANCE JUNE 30, 2012	$29,757	$638,775	$(33,377)	$13,640	$648,795